Benefit Plans (Components of the annual net periodic benefit cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax	$ 14,405
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	181	$ (106)
Defined Benefit Plan, Service Cost	0	0	$ 0
Defined Benefit Plan, Interest Cost	409	457	519
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	0	0	0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(3,263)	(3,263)	(3,263)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	(2,372)	(2,254)	(2,096)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement and Curtailment	482	552	648
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax	(181)	106	501
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	3,263	3,263	3,263
Defined Benefit Plan, Amortization of Net Gains (Losses)	(482)	(552)	(648)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	2,600	2,817	3,116
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	228	563	1,020
Other Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	(3,736)	(4,402)
Defined Benefit Plan, Service Cost	1,380	2,394	2,402
Defined Benefit Plan, Interest Cost	2,876	3,139	3,262
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	(4,735)	(4,930)	(4,835)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	69	51	0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	(401)	1,128	955
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement and Curtailment	9	474	126
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax	890	(6,545)	(697)
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(78)	781	0
Defined Benefit Plan, Amortization of Net Gains (Losses)	0	(468)	(126)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	812	(6,232)	(823)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	411	$ (5,104)	$ 132
Amortization of prior service cost next fiscal year	69
Other Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost next fiscal year	$ (3,263)